SEGMENTS (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	$ 1,112	$ 801	$ 3,009	$ 1,089
Amounts not allocated to segments [Abstract]
Depreciation and amortization			1,139	1,206
General and administrative expenses	293	297	897	923
Legal Settlements And Loss Contingencies	(122)	47	(67)	1,509
Impairments Restructuring And Others	164	166	364	328
Financial expenses - net	(84)	(76)	(243)	(340)
Income before income taxes	1,028	725	2,766	749
Segments and Other activities [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	1,797	1,627	5,133	4,763
Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	1,750	1,518	4,968	4,522
Generics [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	556	396	1,587	1,154
Specialty [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	1,194	1,122	3,381	3,368
All Other Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	47	109	165	241
Segment Reconciling Items [Member]
Amounts not allocated to segments [Abstract]
Depreciation and amortization	242	300	783	867
General and administrative expenses	293	297	897	923
Legal Settlements And Loss Contingencies	(122)	47	(67)	1,509
Impairments Restructuring And Others	164	166	364	328
Otehr Unallocated Amounts	$ 108	$ 16	$ 147	$ 47